Document and Entity Information	May 03, 2021
Prospectus:
Document Type	497
Document Period End Date	May 03, 2021
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 03, 2021
Document Effective Date	May 03, 2021
Prospectus Date	Feb. 01, 2021
MassMutual Premier Short-Duration Bond Fund | Class A
Prospectus:
Trading Symbol	MSHAX
MassMutual Premier Short-Duration Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSTLX
MassMutual Premier Short-Duration Bond Fund | Class R3
Prospectus:
Trading Symbol	MSDNX
MassMutual Premier Short-Duration Bond Fund | Class R5
Prospectus:
Trading Symbol	MSTDX
MassMutual Premier Short-Duration Bond Fund | Service Class
Prospectus:
Trading Symbol	MSBYX
MassMutual Premier Short-Duration Bond Fund | Class I
Prospectus:
Trading Symbol	MSTZX
MassMutual Premier Short-Duration Bond Fund | Class R4
Prospectus:
Trading Symbol	MPSDX
MassMutual Premier Inflation-Protected and Income Fund | Class A
Prospectus:
Trading Symbol	MPSAX
MassMutual Premier Inflation-Protected and Income Fund | Administrative Class
Prospectus:
Trading Symbol	MIPLX
MassMutual Premier Inflation-Protected and Income Fund | Class R3
Prospectus:
Trading Symbol	MIPNX
MassMutual Premier Inflation-Protected and Income Fund | Class R5
Prospectus:
Trading Symbol	MIPSX
MassMutual Premier Inflation-Protected and Income Fund | Service Class
Prospectus:
Trading Symbol	MIPYX
MassMutual Premier Inflation-Protected and Income Fund | Class I
Prospectus:
Trading Symbol	MIPZX
MassMutual Premier Inflation-Protected and Income Fund | Class R4
Prospectus:
Trading Symbol	MIPRX
MassMutual Premier Core Bond Fund | Class A
Prospectus:
Trading Symbol	MMCBX
MassMutual Premier Core Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MCBLX
MassMutual Premier Core Bond Fund | Class R3
Prospectus:
Trading Symbol	MCBNX
MassMutual Premier Core Bond Fund | Class R5
Prospectus:
Trading Symbol	MCBDX
MassMutual Premier Core Bond Fund | Service Class
Prospectus:
Trading Symbol	MCBYX
MassMutual Premier Core Bond Fund | Class I
Prospectus:
Trading Symbol	MCZZX
MassMutual Premier Core Bond Fund | Class R4
Prospectus:
Trading Symbol	MCZRX
MassMutual Premier Diversified Bond Fund | Class A
Prospectus:
Trading Symbol	MDVAX
MassMutual Premier Diversified Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MDBLX
MassMutual Premier Diversified Bond Fund | Class R5
Prospectus:
Trading Symbol	MDBSX
MassMutual Premier Diversified Bond Fund | Service Class
Prospectus:
Trading Symbol	MDBYX
MassMutual Premier Diversified Bond Fund | Class I
Prospectus:
Trading Symbol	MDBZX
MassMutual Premier Diversified Bond Fund | Class R4
Prospectus:
Trading Symbol	MDBFX
MassMutual Premier Diversified Bond Fund | Class R3
Prospectus:
Trading Symbol	MDBRX
MassMutual Premier Balanced Fund | Class A
Prospectus:
Trading Symbol	MMBDX
MassMutual Premier Balanced Fund | Administrative Class
Prospectus:
Trading Symbol	MMBLX
MassMutual Premier Balanced Fund | Class R5
Prospectus:
Trading Symbol	MBLDX
MassMutual Premier Balanced Fund | Service Class
Prospectus:
Trading Symbol	MBAYX
MassMutual Premier Balanced Fund | Class R4
Prospectus:
Trading Symbol	MBBRX
MassMutual Premier Balanced Fund | Class I
Prospectus:
Trading Symbol	MBBIX
MassMutual Premier Balanced Fund | Class R3
Prospectus:
Trading Symbol	MMBRX